Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

10. Income taxes

The Company is registered in the Cayman Island. The Group generates substantially all of its income/(loss) from its PRC operations.

Cayman

Under the current laws of Cayman, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to shareholders, no Cayman withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Group in Hong Kong is subject to 8.25% profit tax on the first HKD2 million taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and consolidated VIE of the Group in the PRC are subject to a uniform income tax rate of 25% for all periods presented. Shanghai Zhixiang was entitled to be “Software Enterprise”. According to the new EIT Law and relevant regulations, from the year of 2019, Shanghai Zhixiang could enjoy a tax holiday of 2-year EIT exemption and subsequently 3-year 12.5% preferential tax rate. Meanwhile, in 2022, Shanghai Zhixiang also applied for its qualification as High and New Technology Enterprise (“HNTE”) and is entitled to a preferential income tax rate of 15% from 2022 to 2024 as long as it maintained its qualification for HNTE that is subject to verification by competent authorities and renewals every three years.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion issued in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends from its PRC subsidiaries will be re-invested and the remittance of the dividends from its PRC subsidiaries will be postponed indefinitely.

As of December 31, 2021 and 2022, the aggregated amount of undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company were RMB127,713 and RMB72,966, respectively. In accordance with the EIT Law, a withholding tax of 10%, or 5% subject to approval of Chinese tax authorities, will be imposed on the dividends when distributed to their immediate holding company outside of Mainland China. The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as of December 31, 2021 and 2022.

The components of income before tax are as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income/(loss) before tax:
Income/(loss) from PRC entities	102,073	(128,658)	(609,980)
(Loss)/income from overseas entities	(8,082)	4,043	13,216
Total income/(loss) before tax	93,991	(124,615)	(596,764)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Difference in tax rates of subsidiaries outside PRC	3%	—%	—%
Effect of permanent differences	(3)%	(7)%	(6)%
Research and development super deduction	—	15%	3%
Non-taxable income	—	1%	1%
Effect of tax holiday	(5)%	2%	—
Change in estimates for uncertain tax positions	—	—	(35)%
Others	—	—	(3)%
Change in valuation allowance	—%	(36)%	(4)%
Effect tax rate	20%	—%	(19)%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of effect of tax holidays	4,535	2,243	—
Basic and diluted net loss per share effect	0.08	0.01	—

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) are as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax expense applicable to PRC entities
Current income tax expense	903	(554)	179,907
Deferred income tax expense	17,661	554	(65,431)
Subtotal income tax expense appliable to PRC entities	18,564	—	114,476
Current and deferred income tax expense applicable to overseas entities	—	—	—
Income tax expense, net	18,564	—	114,476

The following table sets forth the significant components of deferred tax assets/(liabilities):

	As of
	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Deferred upfront fee received	—	117,264
Commissions and entry fees for which invoices have not been collected	2,780	3,043
Accrued salary and welfare payable	8,194	14,500
Accrued expenses	—	5,209
Property, equipment and software, net	12,642	5,037
Inventory write-downs	—	2,318
Net operating loss carry-forwards	96,761	65,531
Others	801	11,036
Less: Valuation allowances	(47,430)	(72,783)
Total deferred tax assets	73,748	151,155
Deferred tax liabilities
Property, equipment and software, net	—	(20,499)
Accrued service revenue (a)	(108,193)	(93,382)
Capitalized software development costs	—	(1,296)
Others	—	(4,992)
Total deferred tax liabilities	(108,193)	(120,169)
Deferred tax (liabilities)/assets, net,	(34,445)	30,986

Note (a) — Deferred tax liabilities were provided for the unbilled service fee charged to VIEs by WFOEs pursuant to the exclusive business cooperation agreement entered into between VIEs and WFOEs as discussed in Note 1(b).

As of December 31, 2022, the Group had net operating loss carry forwards of approximately RMB405,191 which mainly arose from the subsidiaries and consolidated VIEs established in the PRC. The loss carries forwards from PRC entities will expire during the calendar year from 2025 to 2032. The net operating loss of the Group will start to expire if not utilized. Other than the expiration, there are no other limitations or restrictions upon Group’s ability to use these operating losses carry forwards.

As of December 31, 2022, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2025	637
2026	237,664
2027	131,203
2031	17,408
2032	18,279
405,191

Movement of valuation allowance

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	474	621	47,430
Additions	147	46,809	25,353
Balance at the end of the year	621	47,430	72,783

As of December 31, 2021 and 2022, valuation allowances of RMB47,430 and RMB72,783 were provided because it was more likely than not that certain entities within the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated. If events occur in the future that allow these entities to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The evaluation involves considerable judgement and is based on the best information available. For the year ended December 31, 2022, the Group identified the uncertain tax position related to certain commission expenses and recognized RMB176,880 tax liability in other non-current liabilities, which is based on the best estimate of the largest amount of tax benefit that is more likely than not to be realized. Included within the unrecognized tax benefit is the tax benefit of RMB209,078 that, if recognized, would impact the Group’s effective tax rate. It is possible that the estimate and ultimate settlement of this uncertain tax position may be further change based on further interactions with tax authorities.

The material jurisdiction in which the Group is subject to potential examination is the Chinese mainland. In general, the tax authorities in the Chinese mainland have three years, and in special cases up to five years, to conduct examinations of the tax filings of the Group’s PRC subsidiaries.